Offerings - Offering: 1	Aug. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.25% Fixed to Floating Rate Subordinated Notes
Amount Registered | shares	175,000,000
Maximum Aggregate Offering Price	$ 175,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,167.50
Offering Note	The Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on March 4, 2026 (File No. 333-294016), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.